UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hirzel Capital Management LLC
Address: Reagan Place at Old Parkland
         3963 Maple Avenue, Suite 170
         Dallas, Texas  75219

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Zac Hirzel
Title:     Managing Member
Phone:     214.999.0014

Signature, Place, and Date of Signing:

 /s/ Zac Hirzel     Dallas, Texas/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $208,909 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP                      COM              001084102    15332   312130 SH       SOLE                   312130
AIRCASTLE LTD                  COM              G0129K104    12289   979978 SH       SOLE                   979978
AMERICAS CAR MART INC          COM              03062T105     8417   207734 SH       SOLE                   207734
CARMIKE CINEMAS INC            COM              143436400     6946   463086 SH       SOLE                   463086
CINEMARK HOLDINGS INC          COM              17243V102    10153   390791 SH       SOLE                   390791
COLEMAN CABLE INC              COM              193459302     5182   559010 SH       SOLE                   559010
GENCORP INC                    COM              368682100    14566  1591955 SH       SOLE                  1591955
HOLOGIC INC                    COM              436440101    14233   711276 SH       SOLE                   711276
KRATON PERFORMANCE POLYMERS    COM              50077C106     1419    59066 SH       SOLE                    59066
MGIC INVT CORP WIS             COM              552848103     4602  1730221 SH       SOLE                  1730221
PHH CORP                       COM NEW          693320202    12357   543148 SH       SOLE                   543148
RADIAN GROUP INC               COM              750236101     8465  1385499 SH       SOLE                  1385499
ROCK-TENN CO                   CL A             772739207    10241   146489 SH       SOLE                   146489
RUTHS HOSPITALITY GROUP INC    COM              783332109     3575   491711 SH       SOLE                   491711
SHANDA GAMES LTD               SP ADR REPTG A   81941U105     7079  2328731 SH       SOLE                  2328731
SMITHFIELD FOODS INC           COM              832248108    17244   799448 SH       SOLE                   799448
STEWART INFORMATION SVCS COR   COM              860372101    17770   683446 SH       SOLE                   683446
SWS GROUP INC                  COM              78503N107     8237  1557063 SH       SOLE                  1557063
TEMPUR PEDIC INTL INC          COM              88023U101     9324   296104 SH       SOLE                   296104
VALERO ENERGY CORP NEW         COM              91913Y100    14413   422411 SH       SOLE                   422411
ZHONGPIN INC                   COM              98952K107     7065   550225 SH       SOLE                   550225